8. Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes
	2019	2018
Current:
Federal	$–	$–
State	–	–
Foreign	–	–
	–	–
Deferred:
Federal	(165,038)	(6,716)
State	(45,852)	(1,866)
	(210,890)	(8,582)
Valuation allowance	210,890	8,582
Total provision for income taxes	$–	$–

Schedule of deferred taxes
	2019	2018
Net Operating Loss Carryforwards	$219,472	$8,582
Gross Deferred Tax Assets	219,472	8,582

Valuation Allowance	(219,472)	(8,582)
Net Deferred Tax Assets	$–	$–